5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective (Details)	12 Months Ended
Dec. 31, 2017
New/Amended Standard 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and revised standards already issued but not yet adopted	Pronouncement: IFRS 9 – Financial Instruments Description: Several changes in classification and measurement, measurement of impairment and hedge accounting.
Applicable to annual periods beginning on or after	Jan. 01, 2018
New/Amended Standard 2
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and revised standards already issued but not yet adopted	Pronouncement: IFRS 15 – Revenue from contracts with customers Description: Applies a five-step model and a definitive guide as when to recognize revenue. It also introduces new disclosures.
Applicable to annual periods beginning on or after	Jan. 01, 2018
New/Amended Standard 3
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and revised standards already issued but not yet adopted

Pronouncement: IFRS 16 – Leases

Description: Requires a review on lease arrangements for both lessors and lessees, replacing IAS 17. The definitions of operating lease disappear, except for short-term leases and contracts involving immaterial items.

Applicable to annual periods beginning on or after	Jan. 01, 2019
New/Amended Standard 4
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and revised standards already issued but not yet adopted	Pronouncement: IFRS 2 – Classification and measurement of share based payment Description: Between other changes describes modifications of settled options of shares.
Applicable to annual periods beginning on or after	Jan. 01, 2018
New/Amended Standard 5
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and revised standards already issued but not yet adopted

Pronouncement: IFRS 10 and IAS 28 improvements – Sale or asset contribution, between investor and associate or Joint Venture

Description: In case of assets sale, or asset contribution, between investor and associates or joint venture, the transaction will only be recognized in profit and loss if the transaction is done with an unrelated third party.

Applicable to annual periods beginning on or after	Jan. 01, 2018